Performance Management - Iman Fund Series	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund’s return. The bar chart illustrates how the Fund’s total return has varied from year to year. The table illustrates the Fund’s average annual total return over time compared with a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.investaaa.com and by calling 1-888-FUNDS-85.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund’s return.
Bar Chart [Heading]	Calendar Year Annual Returns*
Bar Chart Footnotes [Text Block]	The Fund’s calendar year-to-date return as of June 30, 2025 was 2.73%.
Bar Chart Closing [Text Block]
During the periods shown in the bar chart, the Fund’s highest quarterly return was 18.40% for the quarter ended March 31, 2019 and the lowest quarterly return was -22.35% for the quarter ended June 30, 2022.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.73%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	18.40%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(22.35%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Availability Website Address [Text]	www.investaaa.com
Performance Availability Phone [Text]	1-888-FUNDS-85